Segment Information (Tables)	9 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	For the Nine Months Ended September 30,
	2015	2016
	RMB	RMB
Net Revenue
Brand e-commerce	1,522,451	2,096,273
Maikefeng	59,943	21,502
Total consolidated net revenue	1,582,394	2,117,775
Operating income (loss)
Brand e-commerce	38,155	74,712
Maikefeng	(31,672)	(47,581)
Total Operating income	6,483	27,131
Other income	5,158	7,704
Income before income tax and share of loss in equity method investment	11,641	34,835